Long-Term Debt - Summary of Long-Term Debt (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 17, 2023	May 31, 2019	Jan. 26, 2018
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 21,184	$ 680,085
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	0	8,605
Long-term Debt	21,184	671,480
Current portion of long-term debt (note 8)	21,184	255,306
Long-term Debt, Excluding Current Maturities	0	416,174
(Loss) gain on bond repurchases	(12,694)	0	$ 1,470
Interest Expense	38,580	68,412	89,075
Repayments of Long-term Debt	56,914	11,229	$ 49,886
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 0	$ 243,395
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	9.25%	9.25%			9.25%
(Loss) gain on bond repurchases	$ 9,200
Debt Instrument, Repurchase Amount	249,000
Debt Instrument, Repurchase Amount	249,000
Convertible Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	21,184	$ 112,184
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		81.10%
Convertible Debt [Member] | Teekay Parent
Debt Instrument [Line Items]
Long-term Debt, Gross	21,200	$ 112,200
Long-term Debt	$ 21,200	$ 111,400
Debt interest rate	5.00%	5.00%				5.00%
(Loss) gain on bond repurchases	$ 3,500
Debt Instrument, Repurchased Face Amount	91,000
Debt Instrument, Repurchase Amount	92,800
Unamortized Debt Issuance Expense	0	$ 800
Interest Expense	1,800
Interest Expense, Debt	1,600
Amortization of Debt Issuance Costs	200
Debt Instrument, Repurchase Amount	92,800
Convertible Debt [Member] | Teekay Parent | Subsequent Events
Debt Instrument [Line Items]
Debt Instrument, Repurchased Face Amount				$ 21,200
US Dollar Denominated Term Loans Due Through Two Thousand Twenty Three
Debt Instrument [Line Items]
Long-term Debt, Gross	0
US Dollar Denominated Term Loans Due Through Two Thousand Twenty Three | United States of America, Dollars
Debt Instrument [Line Items]
Long-term Debt, Gross		53,339
Repayments of Long-term Debt	44,900
Revolving Credit Facilities due through December 2024
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 0	$ 271,167
Debt instrument spread on variable rate	2.40%	2.40%
Revolving Credit Facilities due through December 2024 | Transportation Equipment
Debt Instrument [Line Items]
Vessel market value to loan minimum required ratio	125.00%